COMMITMENTS AND CONTINGENCIES - COMMITMENTS AND CONTINGENCIES (Details) $ in Millions, ¥ in Billions	Dec. 31, 2023 USD ($) MT t	Dec. 31, 2023 CNY (¥) MT t	Dec. 31, 2021 t
Capital commitments:
Commitments outstanding for the purchase of property, plant and equipment | $	$ 644.5
Solar Industry [Member]
Capital commitments:
Total annual capacity			200,000
Solar Industry [Member] | Investment In Project, Phase One [Member]
Capital commitments:
Total annual capacity	100,000	100,000
Solar Industry [Member] | Investment In Project, Phase Two [Member]
Capital commitments:
Estimated investment in projects | $	$ 8,210.0
Total annual capacity	100,000	100,000
Semiconductor Industry [Member]
Capital commitments:
Total annual capacity			21,000
Semiconductor Industry [Member] | Investment In Project, Phase One [Member]
Capital commitments:
Estimated investment in projects | $	$ 7,670.0
Total annual capacity	1,000	1,000
Silicone Projects [Member]
Capital commitments:
Total annual capacity			200,000
Silicon Based New Material Industrial Park [Member] | Investment In Project, Phase One [Member]
Capital commitments:
Estimated investment in projects | ¥		¥ 7.5
Silicon Based New Material Industrial Park [Member] | Investment In Project, Phase Two [Member]
Capital commitments:
Estimated investment in projects | ¥		¥ 7.5
Silicon Metal [Member]
Capital commitments:
Total annual capacity			300,000
Silicon Metal [Member] | Investment In Project, Phase One [Member]
Capital commitments:
Total annual capacity | MT	150,000	150,000
Silicon Metal [Member] | Investment In Project, Phase Two [Member]
Capital commitments:
Total annual capacity | MT	150,000	150,000
Polysilicon [Member] | Investment In Project, Phase One [Member]
Capital commitments:
Total annual capacity | MT	50,000	50,000
Polysilicon [Member] | Investment In Project, Phase Two [Member]
Capital commitments:
Total annual capacity | MT	50,000	50,000
Silicon Seed Rod [Member] | Investment In Project, Phase One [Member]
Capital commitments:
Total annual capacity	1,200,000	1,200,000
Silicon Seed Rod [Member] | Investment In Project, Phase Two [Member]
Capital commitments:
Total annual capacity	1,000,000.0	1,000,000.0